Notes to consolidated statement of profit and loss and other comprehensive income - Segment reporting (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers	€ 36,415	€ 14,713	€ 6,854
Non-current assets	4,104	3,979	1,825
Netherlands
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers	628	548	275
Germany
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers		311	2,190
Denmark
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers	6,240	3,066	827
Switzerland
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers	2,486	3,315	3,127
United States
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers	1	47	€ 435
Luxembourg
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers	€ 27,060	€ 7,426